Exhibit 99.1

Navient Student Loan Trust 2015-1

Monthly Servicing Report

Distribution Date 08/25/2017

Collection Period 07/01/2017 - 07/31/2017

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Wells Fargo - Indenture Trustee

Wells Fargo Bank, National Association - Eligible Lender Trustee

Navient Investment Corp. - Excess Distribution Certificateholder

Page 1 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 07/01/2017 - 07/31/2017, Distribution Date 08/25/2017

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	02/26/2015	06/30/2017	07/31/2017
	Principal Balance	$968,675,662.97	$733,000,780.48	$725,849,016.29
	Interest to be Capitalized Balance	8,452,423.99	4,483,535.16	4,743,367.20
	Pool Balance	$977,128,086.96	$737,484,315.64	$730,592,383.49
	Specified Reserve Account Balance	16,379,916.00	1,843,710.79	1,826,480.96
	Adjusted Pool (1)	$993,508,002.96	$739,328,026.43	$732,418,864.45
	Weighted Average Coupon (WAC)	6.11%	6.18%	6.25%
	Number of Loans	155,605	110,692	109,470
	Aggregate Outstanding Principal Balance - Tbill		$101,864,085.88	$101,179,538.54
	Aggregate Outstanding Principal Balance - LIBOR		$635,620,229.76	$629,412,844.95
	Pool Factor		0.742890942	0.735948484
	Since Issued Constant Prepayment Rate		4.87%	4.80%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	07/25/2017	08/25/2017
	A1	63939FAA8	$71,838,106.03	$65,032,581.48
	A2	63939FAB6	$629,700,000.00	$629,700,000.00
	B	63939FAC4	$26,700,000.00	$26,700,000.00

C	Account Balances	07/25/2017	08/25/2017
	Reserve Account Balance	$1,843,710.79	$1,826,480.96
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$2,937,678.45	$4,332,812.95
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	07/25/2017	08/25/2017
	Adjusted Pool Balance + Supplemental Loan Purchase	$739,328,026.43	$732,418,864.45
	Total Notes	$728,238,106.03	$721,432,581.48
	Difference	$11,089,920.40	$10,986,282.97
	Parity Ratio	1.01523	1.01523

Page 2 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 07/01/2017 - 07/31/2017, Distribution Date 08/25/2017

II.	Trust Activity 07/01/2017 through 07/31/2017

A	Student Loan Principal Receipts
	Borrower Principal	2,582,299.12
	Guarantor Principal	2,419,246.31
	Consolidation Activity Principal	3,869,226.06
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	352.34
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$8,871,123.83
B	Student Loan Interest Receipts
	Borrower Interest	1,156,302.07
	Guarantor Interest	125,590.52
	Consolidation Activity Interest	46,392.83
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	1,957.32
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	46,242.14
	Total Interest Receipts	$1,376,484.88
C	Reserves in Excess of Requirement	$17,229.83
D	Investment Income	$8,749.03
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(266,724.17)
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(1,395,134.50)
M	AVAILABLE FUNDS	$8,611,728.90
N	Non-Cash Principal Activity During Collection Period	$(1,719,359.64)
O	Non-Reimbursable Losses During Collection Period	$48,498.08
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 07/01/2017 - 07/31/2017, Distribution Date 08/25/2017

III.	2015-1 Portfolio Characteristics

		07/31/2017				06/30/2017
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.39%	377	$1,798,104.83	0.248%	6.31%	375	$1,740,385.64	0.237%
	GRACE	6.57%	120	$519,488.87	0.072%	6.57%	137	$604,257.91	0.082%
	DEFERMENT	6.15%	9,812	$55,934,689.65	7.706%	6.07%	10,074	$56,769,489.49	7.745%

REPAYMENT:	CURRENT	6.22%	69,118	$436,770,695.24	60.174%	6.15%	70,835	$454,703,705.17	62.033%
	31-60 DAYS DELINQUENT	6.21%	5,058	$37,685,560.67	5.192%	6.18%	5,153	$35,660,469.34	4.865%
	61-90 DAYS DELINQUENT	6.22%	3,015	$20,295,128.85	2.796%	6.26%	2,705	$19,056,823.34	2.600%
	91-120 DAYS DELINQUENT	6.39%	1,522	$10,992,534.33	1.514%	6.05%	1,526	$10,509,573.60	1.434%
	> 120 DAYS DELINQUENT	6.20%	5,053	$35,322,512.65	4.866%	6.17%	4,986	$34,595,097.46	4.720%

	FORBEARANCE	6.41%	14,818	$122,459,484.81	16.871%	6.31%	14,317	$115,041,697.19	15.695%
	CLAIMS IN PROCESS	6.24%	569	$4,045,196.22	0.557%	6.27%	576	$4,293,661.17	0.586%
	AGED CLAIMS REJECTED	6.50%	8	$25,620.17	0.004%	6.49%	8	$25,620.17	0.003%

TOTAL			109,470	$725,849,016.29	100.00%		110,692	$733,000,780.48	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 07/01/2017 - 07/31/2017, Distribution Date 08/25/2017

IV.	2015-1 Portfolio Characteristics (cont'd)

	07/31/2017	06/30/2017
Pool Balance	$730,592,383.49	$737,484,315.64
Outstanding Borrower Accrued Interest	$15,617,171.03	$15,140,201.86
Borrower Accrued Interest to be Capitalized	$4,743,367.20	$4,483,535.16
Borrower Accrued Interest >30 Days Delinquent	$3,134,449.84	$3,005,511.06
Total # Loans	109,470	110,692
Total # Borrowers	49,767	50,317
Weighted Average Coupon	6.25%	6.18%
Weighted Average Remaining Term	157.10	156.95
Non-Reimbursable Losses	$48,498.08	$63,048.75
Cumulative Non-Reimbursable Losses	$2,182,044.93	$2,133,546.85
Since Issued Constant Prepayment Rate (CPR)	4.80%	4.87%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	$8,236.03
Cumulative Rejected Claim Repurchases	$127,021.18	$127,021.18
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,781,184.53	$2,440,568.33
Borrower Interest Accrued	$3,589,049.07	$3,466,336.21
Interest Subsidy Payments Accrued	$238,473.57	$228,541.60
Special Allowance Payments Accrued	$52,233.23	$84,826.16

Page 5 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 07/01/2017 - 07/31/2017, Distribution Date 08/25/2017

V.	2015-1 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	5.98%	49,425	172,640,297.28	23.785%
	- GSL - Unsubsidized	6.25%	40,989	213,437,581.38	29.405%
	- PLUS (2) Loans	7.92%	2,984	31,494,054.21	4.339%
	- SLS (3) Loans	4.47%	174	1,057,038.55	0.146%
	- Consolidation Loans	6.23%	15,898	307,220,044.87	42.326%
	Total	6.25%	109,470	$725,849,016.29	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	6.28%	74,552	356,643,559.98	49.135%
	- Two Year	6.18%	15,771	51,745,321.38	7.129%
	- Technical	5.96%	3,239	10,452,255.35	1.440%
	- Other	6.23%	15,908	307,007,879.58	42.296%
	Total	6.25%	109,470	$725,849,016.29	100.000%

*	Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 07/01/2017 - 07/31/2017, Distribution Date 08/25/2017

VI.	2015-1 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$8,611,728.90
A	Trustee Fees	-	$8,611,728.90
B	Primary Servicing Fee	$173,244.03	$8,438,484.87
C	Administration Fee	$6,667.00	$8,431,817.87
D	Class A Noteholders' Interest Distribution Amount	$1,088,290.07	$7,343,527.80
E	Class B Noteholders' Interest Distribution Amount	$62,818.29	$7,280,709.51
F	Reserve Account Reinstatement	-	$7,280,709.51
G	Class A Noteholders' Principal Distribution Amount	$6,805,524.55	$475,184.96
H	Class B Noteholders' Principal Distribution Amount	-	$475,184.96
I	Unpaid Expenses of The Trustees	-	$475,184.96
J	Carryover Servicing Fee	-	$475,184.96
K	Remaining Amounts to the Noteholders after the first auction date	-	$475,184.96
L	Excess Distribution Certificateholder	$475,184.96	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$725,849,016.29
B	Interest to be Capitalized	$4,743,367.20
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,826,480.96
E	Less: Specified Reserve Account Balance	$(1,826,480.96)
F	Total	$730,592,383.49
G	Class A Notes Outstanding (after application of available funds)	$694,732,581.48
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 07/01/2017 - 07/31/2017, Distribution Date 08/25/2017

VII.	2015-1 Distributions

Distribution Amounts

	A1	A2	B
Cusip/Isin	63939FAA8	63939FAB6	63939FAC4
Beginning Balance	$71,838,106.03	$629,700,000.00	$26,700,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.30%	0.60%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	7/25/2017	7/25/2017	7/25/2017
Accrual Period End	8/25/2017	8/25/2017	8/25/2017
Daycount Fraction	0.08611111	0.08611111	0.08611111
Interest Rate*	1.53222%	1.83222%	2.73222%
Accrued Interest Factor	0.001319412	0.001577745	0.002352745
Current Interest Due	$94,784.04	$993,506.03	$62,818.29
Interest Shortfall from Prior Period Plus Accrued Interest	-	-	-
Total Interest Due	$94,784.04	$993,506.03	$62,818.29
Interest Paid	$94,784.04	$993,506.03	$62,818.29
Interest Shortfall	-	-	-
Principal Paid	$6,805,524.55	-	-
Ending Principal Balance	$65,032,581.48	$629,700,000.00	$26,700,000.00
Paydown Factor	0.019806532	0.000000000	0.000000000
Ending Balance Factor	0.189268281	1.000000000	1.000000000

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 07/01/2017 - 07/31/2017, Distribution Date 08/25/2017

VIII.	2015-1 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$728,238,106.03
	Adjusted Pool Balance	$732,418,864.45
	Overcollateralization Amount	$10,986,282.97
	Principal Distribution Amount	$6,805,524.55
	Principal Distribution Amount Paid	$6,805,524.55

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,843,710.79
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,843,710.79
	Required Reserve Acct Balance	$1,826,480.96
	Release to Collection Account	$17,229.83
	Ending Reserve Account Balance	$1,826,480.96

C	Floor Income Rebate Account
	Beginning Period Balance	$2,937,678.45
	Deposits for the Period	$1,395,134.50
	Release to Collection Account	-
	Ending Balance	$4,332,812.95

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 07/01/2017 - 07/31/2017, Distribution Date 08/25/2017